STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from Operating Activities
Net Income	$ 1,910,487
Changes in Assets and Liabilities
Prepaid expenses	(302,590)
Net cash used in operating activities	(547,052)
Cash Flows From Investing Activities
Net cash used in investing activities	(128,397,500)
Cash Flows From Financing Activities
Net cash used in financing activities	129,719,360
Cash - Beginning of Period	25,000
Cash - End of Period	799,808	$ 25,000
New Dragonfly
Cash flows from Operating Activities
Net Income	4,338,000	6,878,000
Adjustments to Reconcile Net Income to Net Cash (Used in) Provided by Operating Activities
Stock based compensation	734,000	351,000
Amortization of debt discount	206,000	0
Deferred tax liability	122,000	210,000
Depreciation and amortization	617,000	198,000
Provision for doubtful accounts	50,000	0
Loss on disposal of property and equipment	124,000	0
Changes in Assets and Liabilities
Accounts receivable	1,007,000	(1,640,000)
Inventories	(21,179,000)	(3,406,000)
Prepaid expenses	58,000	(309,000)
Prepaid inventory	(6,353,000)	(630,000)
Other current assets	(1,214,000)	(253,000)
Other assets	1,029,000	144,000
Income taxes payable	(651,000)	1,279,000
Accounts payable and other liabilities	8,903,000	2,159,000
Uncertain tax position liability	(19,000)	19,000
Customer deposits	(1,345,000)	1,640,000
Total Adjustments	(19,764,000)	(997,000)
Net cash used in operating activities	(13,573,000)	6,640,000
Cash Flows From Investing Activities
Purchase of property and equipment	(2,970,000)	(1,410,000)
Proceeds from disposal of property and equipment	61,000	0
Net cash used in investing activities	(2,909,000)	(1,410,000)
Cash Flows From Financing Activities
Proceeds from note payable	45,000,000	0
Payments of debt issuance costs	(6,278,000)	0
Proceeds from exercise of options	184,000	12,000
Proceeds from revolving note agreement	5,000,000	0
Repayments of revolving note agreement	(5,000,000)	0
Net cash used in financing activities	38,906,000	12,000
Net Decrease in Cash and Restricted Cash	22,424,000	5,242,000
Cash - Beginning of Period	6,206,000	964,000
Cash - End of Period	28,630,000	6,206,000
Supplemental Disclosures of Cash Flow Information:
Cash paid for income taxes	2,390,000	292,000
Cash paid for interest	313,000	0
Supplemental Non-Cash Items
Receivable of options exercised	250,000	0
Purchases of property and equipment, not yet paid	255,000	0
Recognition of right of use asset obtained in exchange for operating lease liability	$ 5,745,000	$ 661,000